Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Aug. 07, 2014 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($) Person	Sep. 30, 2013 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Third party holding						5.00%
Put option exercise period						12 months
Number of developers holding equity interest | Person						2
Average annual rate of interest		0.55%		0.48%
Face amount sold		$ 35,400,000		$ 38,900,000		$ 19,000,000
Impairment on goodwill		$ 0	$ 0	0	$ 0		$ 0
Revenue recognition period		1 year
Percentage of uncertain tax positions realized upon ultimate resolution		50
Gain on fair value of other derivatives not designated as hedging instruments		$ 1,192,000		2,115,000		$ 2,100,000
Reclassification of unamortized debt issuance costs		$ 5,400,000		$ 7,500,000
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets amortization period		5 years
Post-sale service and maintenance period		6 months
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets amortization period		12 years
Post-sale service and maintenance period		12 months
Orbotech LT Solar, LLC [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Shares held		80.40%
Equity interest held by developers		16.00%
SPTS Technologies Group Limited [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Business acquisition, cash paid	$ 375,100,000